Document And Entity Information - shares	6 Months Ended
	Jun. 30, 2015	Aug. 06, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	WaferGen Bio-systems, Inc.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		5,706,653
Amendment Flag	true
Amendment Description	Amendment No. 1.
Entity Central Index Key	0001368993
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q2